Income taxes - Reconciliation of German statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany	€ (252,859)	€ 36,750	€ (20,574)
Other countries	(274)	940	108
Income/(loss) before income taxes	(253,133)	37,690	(20,466)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at German tax rate	(79,041)	11,769	(6,391)
Foreign rate differential	40	100	(5)
Expected tax expense/(benefit)	(79,001)	11,869	(6,396)
Tax effect from:
Non-deductible share-based compensation	4,708	6,211	6,465
Goodwill impairment	64,829	0	0
Prior period taxes	9	66	96
Movement in valuation allowance	454	19	(184)
Foreign withholding taxes	305	0	813
Movement in uncertain tax positions	14	2,857	0
Other differences	188	(40)	292
Income tax expense/(benefit)	€ (8,494)	€ 20,982	€ 1,086